Employee benefits - Additional Information (Details) € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€) year	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Disclosure of defined benefit plans [line items]
Post-employment benefit expense, defined contribution plans	€ 9.1	€ 8.5	€ 9.6
Recognized liability for net defined benefit obligations	197.5	185.4	187.8
Estimate of contributions expected to be paid to plan for next annual reporting period	€ 5.6	5.8
Weighted average duration of defined benefit obligation | year	18.5
Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Recognized liability for net defined benefit obligations	€ 279.0	266.7	€ 267.6
Foreign defined benefit plans | Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Recognized liability for net defined benefit obligations	200.6	188.4
Foreign defined benefit plans | Other countries | Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Recognized liability for net defined benefit obligations	€ 3.1	€ 3.0